Note 13 - Restructuring (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Restructuring and Related Costs [Table Text Block]
	One-time employee termination benefits	Losses on purchase commitments	Other	Total
Balance as of December 31, 2023	$402	$233	$56	$691
Charges	18	105	—	123
Cash payments	(220)	(2)	(23)	(245)
Balance as of March 31, 2024	$200	$336	$33	$569
	Three months ended March 31,
	2024	2023
Cost of revenue	$105	$50
Research and development	—	503
Sales and marketing	18	513
General and administrative	—	187
Total restructuring charges	$123	$1,253

	Twelve months ended December 31, 2023
	One-time employee termination benefits	Inventory and other current asset write-downs	Losses on purchase commitments	Long-lived asset disposals and impairment charges	Other	Total
Cost of revenue	$130	$5,231	$360	$—	$—	$5,721
Research and development	789	—	—	152	—	941
Sales and marketing	2,011	30	—	38	—	2,079
General and administrative	294	—	—	55	123	472
Impairment of long-lived assets	—	—	—	9,940	—	9,940
Total restructuring charges	$3,224	$5,261	$360	$10,185	$123	$19,153